Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating activities
Net loss and comprehensive loss	$ (4,301,663)	$ (3,789,918)	$ (3,109,921)
Items not involving cash:
Depreciation and amortization expense	327,059	123,474	103,372
Share-based payments	608,944	892,417	5,433
Non-cash listing fee	0	942,937	0
Accretion expense	114,515	241,521	667,373
Interest expense	240,539	125,904	168,467
Impairment loss on write off of property and equipment	196,252	0	0
Gain on termination of leases	(76,617)	0	0
(Gain) loss on change in fair value of warrant liability	(2,065,781)	(1,598,425)	8,435
Gain on change in fair value of conversion feature	(587,229)	(890,136)	0
Gain on debt settlement	(15,130)	0	(106,360)
Shares issued for compensation	304,721	477,180	65,722
Shares issued for restructuring	0	216,873	0
Shares issued for services	208,153	560,980	0
Warrants issued for services	0	0	0
Impairment of intangible assets	93,757	64,200	0
Impairment of goodwill	2,377,397	0	0
Impairment of assets held for sale	0	57,072	0
Total	(2,575,083)	(2,575,921)	(2,197,479)
Changes in working capital:
Accounts receivable	(24,116)	847	1,155
Prepaid expenses	10,846	(5,463)	(20,512)
Inventory	(21,848)	0	0
Accounts payable and accrued liabilities	337,013	(255,173)	629,076
Net cash used in operating activities	(2,273,188)	(2,835,710)	(1,587,760)
Investing activities
Acquisition of property and equipment	(3,828)	(100,227)	(31,598)
Investment in Sun Valley, net	(787,318)	0	0
Net cash used in investing activities	(791,146)	(100,227)	(31,598)
Financing activities
Proceeds from issue of shares	1,876,938	2,092,295	116,522
Repayment to related parties	(12,575)	0	0
Proceeds from issuance of notes payable	321,935	0	0
Proceeds from exercise of warrants	61,287	0	0
Proceeds from share subscriptions	0	61,167	0
Proceeds from issuance of convertible debenture	753,491	442,437	1,180,314
Proceeds from issuance of convertible notes payable	188,893	495,449	399,985
Repayment of notes payable	0	0	(31,000)
Cash acquired in acquisition	94,090	0	0
Proceeds on sale of assets held for sale	5,472	0	0
Repayment to related party	0	(3,595)	(58,765)
Lease payments	(203,712)	0	0
Cash acquired in the Transaction	0	13,000	0
Bank indebtedness	0	(7,148)	7,148
Net cash provided by financing activities	3,085,819	3,093,604	1,614,204
Increase (decrease) in cash	21,485	157,668	(5,154)
Cash, beginning of year	157,668	0	5,154
Cash, end of year	$ 179,153	$ 157,668	$ 0